BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product sales to related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ (35,036)	₺ (32,178)	₺ (28,357)
D Elektronik Sans Oyunlar ve Yaynclk A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(13,458)	(9,600)	(5,688)
Doan Yaynlar Yaynclk ve Yapmclk Ticaret A.. ("Doan Yaynclk")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(4,400)	(3,642)	(4,361)
Doan Burda Dergi Yaynclk ve Pazarlama A.. ("Doan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(2,925)	(3,095)	(2,438)
Doan D Ticaret ve Mmessillik A.. ("Doan D Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(2,364)	(2,187)	(907)
Otomobilite Motorlu Aralar Ticaret A.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(1,829)
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(1,647)	(2,105)	(2,090)
Doan Trend Otomotiv Tic. Hiz. Ve Tek. A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(1,548)	(2,119)	(1,158)
Doan Portal ve Elektronik Ticaret A.. ("Doan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(1,134)	(3,297)	(4,322)
Suzuki Motorlu Araclar Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(890)	(313)	(286)
Milta Turizm letmeleri A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(578)	(581)	(459)
D Gayrimenkul Yatrmlar ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(477)	(393)	(1,000)
Aydn Doan Vakf
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(143)	(56)	(41)
Glokal Dijital Hizmetler ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	(103)	(1,332)	(2,477)
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ (3,540)	₺ (3,458)	₺ (3,130)